Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table reports the compensation of our principal executive officer (PEO) and the average compensation of the other named executive officers (Non-PEO NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. The Compensation Committee does not utilize “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the “Compensation Discussion and Analysis” section of this proxy statement.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (“SCT”) Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average SCT Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income	Constant Currency Revenue (6)
2025	$6,732,419	$1,842,292	$1,698,302	$549,829	$30.62	$122.51	$(905,640,000)	$3,189,006,000
2024	$9,204,397	$2,743,208	$2,521,099	$1,126,248	$48.48	$135.21	$70,162,000	$3,073,300,000
2023	$9,039,947	$9,264,413	$2,329,579	$2,391,116	$67.48	$123.08	$357,572,000	$2,959,800,000
2022	$8,190,461	$5,009,855	$2,047,296	$1,419,844	$67.16	$112.36	$363,139,000	$2,842,500,000
2021	$8,673,634	$4,238,150	$2,074,095	$1,231,022	$87.92	$142.45	$485,374,000	$2,811,700,000

Company Selected Measure Name	Constant Currency Revenue
Named Executive Officers, Footnote	Liam J. Kelly was our principal executive officer in each of 2025, 2024, 2023, 2022, and 2021.Our named executive officers, other than our principal executive officer, for (a) 2025 were John R. Deren, Cameron P. Hicks, Daniel V. Logue, James P. Winters, Thomas E. Powell and Jay K. White; (b) 2024 and 2023 were Thomas E. Powell, Jay. K. White, Daniel V. Logue and James P. Winters; and (c) 2022 and 2021 were Thomas E. Powell, Jay K. White, Cameron P. Hicks and James P. Winters
Peer Group Issuers, Footnote	The peer group used to determine the total shareholder return values included in this column was the S&P 500 Healthcare Equipment & Supply Index. Total shareholder return (TSR) is cumulative for the measurement periods beginning on December 31, 2020, and ending on the last fiscal day in 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 6,732,419	$ 9,204,397	$ 9,039,947	$ 8,190,461	$ 8,673,634
PEO Actually Paid Compensation Amount	$ 1,842,292	2,743,208	9,264,413	5,009,855	4,238,150
Adjustment To PEO Compensation, Footnote
(2)    The amounts set forth in this column were calculated by making the following adjustments to the amounts set forth in the “Summary Compensation Table (“SCT”) Total for PEO” column:

	2025	2024	2023	2022	2021
Deductions for amounts reported under the “Stock Awards” column of the SCT	$2,005,604	$2,744,215	$2,835,227	$2,683,159	$2,664,264
Deductions for amounts reported under the “Option Awards” column of the SCT	$2,886,518	$3,411,307	$3,575,961	$3,502,779	$3,000,606
Increase for fair value of awards granted during year that remain outstanding and unvested as of year end	$3,783,038	$4,196,638	$7,099,876	$4,247,471	$4,025,539
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	$(2,696,754)	$(3,729,616)	$(172,668)	$(1,568,368)	$(2,366,658)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(1,084,288)	$(772,689)	$(291,552)	$326,230	$(429,495)

Non-PEO NEO Average Total Compensation Amount	$ 1,698,302	2,521,099	2,329,579	2,047,296	2,074,095
Non-PEO NEO Average Compensation Actually Paid Amount	$ 549,829	1,126,248	2,391,116	1,419,844	1,231,022
Adjustment to Non-PEO NEO Compensation Footnote
(4)    The amounts set forth in this column were calculated by making the following adjustments to the amounts set forth in the “Average SCT Total for Non-PEO NEOs” column:

	2025	2024	2023	2022	2021
Deductions for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation” column of the SCT	—	—	$(2,348)	—	—
Deductions for amounts reported under the “Stock Awards” column of the SCT	$367,286	$644,514	$605,853	$556,786	$481,872
Deductions for amounts reported under the “Option Awards” column of the SCT	$549,464	$800,788	$764,020	$726,798	$542,719
Increase for fair value of awards granted during year that remain outstanding and unvested as of year end	$493,626	$991,675	$1,517,025	$881,351	$728,082
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	$(534,201)	$(787,603)	$(33,995)	$(289,943)	$(468,507)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(191,147)	$(153,621)	$(53,968)	$64,724	$(78,058)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures we use to link compensation actually paid to our Named Executives Officers, for the most recently completed fiscal year, to company performance are as follows:
•Constant Currency Revenue
•Adjusted Earnings Per Share
	•Adjusted Operating Cash Flow
Total Shareholder Return Amount	$ 30.62	48.48	67.48	67.16	87.92
Peer Group Total Shareholder Return Amount	122.51	135.21	123.08	112.36	142.45
Net Income (Loss)	$ (905,640,000)	$ 70,162,000	$ 357,572,000	$ 363,139,000	$ 485,374,000
Company Selected Measure Amount	3,189,006,000	3,073,300,000	2,959,800,000	2,842,500,000	2,811,700,000
PEO Name	Liam J. Kelly
Additional 402(v) Disclosure	Constant Currency Revenue is the amount of our consolidated revenues for a given year, adjusted to eliminate the effect of foreign currency exchange rate fluctuations for such year. The amount of revenue included in the table for 2025 was further adjusted to eliminate the impact of an increase in our reserves, and a corresponding reduction to revenue within our EMEA segment, for prior years related to the Italian payback measure.
Measure:: 1
Pay vs Performance Disclosure
Name	Constant Currency Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,005,604)	$ (2,744,215)	$ (2,835,227)	$ (2,683,159)	$ (2,664,264)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,783,038	4,196,638	7,099,876	4,247,471	4,025,539
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,696,754)	(3,729,616)	(172,668)	(1,568,368)	(2,366,658)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,084,288)	(772,689)	(291,552)	326,230	(429,495)
PEO | Deductions For Amounts Reported Under The Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,886,518)	(3,411,307)	(3,575,961)	(3,502,779)	(3,000,606)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,348	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(367,286)	(644,514)	(605,853)	(556,786)	(481,872)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	493,626	991,675	1,517,025	881,351	728,082
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(534,201)	(787,603)	(33,995)	(289,943)	(468,507)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,147)	(153,621)	(53,968)	64,724	(78,058)
Non-PEO NEO | Deductions For Amounts Reported Under The Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (549,464)	$ (800,788)	$ (764,020)	$ (726,798)	$ (542,719)